Equity investment	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity investment
7.	Equity investment

Following its earn-in to the Bootheel Project in 2009, Crosshair Energy Corporation (“Crosshair”) was required to fund 75% of the Project’s expenditures and the Company the remaining 25%. The Project has been accounted for using the equity accounting method with the Company’s proportionate share of the Project’s loss included in the Statement of Operations since the date of earn-in and the Company’s net investment is reflected on the Balance Sheet.

The Company elected to not participate financially in the exploration and operating expenses for the fiscal year ending March 31, 2012 as allowed for in the Project operating agreement. Under the terms of the agreement, the Company’s interest was reduced proportionately based on cumulative contributions by each of the parties to the Project. As of March 31, 2012, the Company’s ownership percentage was reduced to 19.115%. The equity accounting method has been continued because of the Company’s ability to directly influence the budget process and therefore the operations of the Project. The Company resumed participation financially for the year ending March 31, 2013.

For the year-ended December 31, 2012, the Bootheel Project, LLC incurred US$267,212 amount of operating expenses and the Company recorded US$58,197 as its share of the equity loss.